Label	Element	Value
Dreyfus/The Boston Company Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock

 July 25, 2013

DREYFUS INVESTMENT FUNDS

-          Dreyfus/The Boston Company Small Cap Growth Fund

Supplement to Summary and Statutory Prospectuses

dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus/The Boston Company Small Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the fourth through sixth sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of $50 million and $4 billion.  The fund may invest up to 20% of its net assets in securities not considered to be small-cap companies.